Commitments - Summary of future minimum lease payments under non-cancelable operating leases (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013
Commitments and Contingencies [Abstract]
2015	$ 102,878	$ 102,878
2016	51,438	102,878
Total	$ 154,316	$ 205,756